Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents (Consolidated Balance Sheets)	$ 518	$ 982
Restricted cash included in prepaid expenses and other and other assets	13	14
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	530	996	$ 422	$ 662
Cash paid for interest, net of capitalized interest	171	182	191
Cash paid for income taxes, net of recoveries	46	58	43
Payments for sale of ships	$ 104	$ 35	$ 45